EMPLOYEE BENEFITS (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets		₪ 3,480
Closing defined benefit assets		4,041	₪ 3,480
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Closing defined benefit assets | $	$ 1,170
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets		3,480	3,985
Expected return on the plan assets		118	84
Changes in financial assumptions		255	(505)
Employer contribution		317	421
Benefits paid		(111)	(495)
Interest losses on severance payment allocated to remuneration benefits		(18)	(10)
Closing defined benefit assets		₪ 4,041	₪ 3,480
Plan assets [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets | $	1,007
Expected return on the plan assets | $	34
Changes in financial assumptions | $	74
Employer contribution | $	92
Benefits paid | $	(32)
Interest losses on severance payment allocated to remuneration benefits | $	(5)
Closing defined benefit assets | $	$ 1,170